GENERAL (Estimated fair values of the assets acquired and liabilities assumed) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Nov. 05, 2014	Dec. 31, 2012
Estimated fair values of the assets acquired and liabilities assumed
Goodwill	127,355	$ 96,276
Acquisition of Tilera Corporation [Member]
Estimated fair values of the assets acquired and liabilities assumed
Current assets			9,557
Equipment and other assets	1,785		1,785
Current liabilities			(8,341)
Intangible Assets	11,389
Goodwill	31,079		31,079
Net assets acquired	41,580		45,469
Acquisition of Tilera Corporation [Member] | Technology [Member]
Estimated fair values of the assets acquired and liabilities assumed
Intangible Assets			5,755
Estimated useful life	6 years
Acquisition of Tilera Corporation [Member] | Backlog [Member]
Estimated fair values of the assets acquired and liabilities assumed
Intangible Assets			1,976
Estimated useful life	1 year
Acquisition of Tilera Corporation [Member] | Customer relationships [Member]
Estimated fair values of the assets acquired and liabilities assumed
Intangible Assets			$ 3,658
Estimated useful life	6 years